Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022 shares	Jan. 31, 2022 shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 shares $ / shares	Sep. 30, 2022 $ / shares	Mar. 01, 2022 $ / shares	Jan. 01, 2022 EUR (€)	Jan. 01, 2022 USD ($)	Feb. 01, 2021 $ / shares	Jan. 01, 2021 EUR (€)	Jan. 01, 2021 USD ($) $ / shares	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 1.9	€ 0.4	€ 5.4	€ 1.2
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares											$ 24.5	$ 26.23
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																							€ 1.3	$ 1.6
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																	€ 5.8	$ 7.0
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted														€ 6.6	$ 7.6
Other awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted														€ 2.4	$ 2.8
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																					€ 1.2	$ 1.4
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																			€ 4.3	$ 4.8
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									237,800
New awards granted in the period (in shares)									1,135,518
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period						3 years
New awards granted in the period (in shares)						173,293
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					761,979
Restricted shares | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				1,041,953
Liabilities from share-based payment transactions (in shares)				454,320
Shares issued, price per share (in dollars per share) | $ / shares																		$ 25.42
Restricted shares | Management Award 2016 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				587,633
Restricted shares | Management Award 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			451,719	368,154
Liabilities from share-based payment transactions (in shares)			180,268	150,926
Shares issued, price per share (in dollars per share) | $ / shares																$ 25.89		$ 25.42
Restricted shares | Management Award 2017 [Member] | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			271,451	217,228
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	237,800
Liabilities from share-based payment transactions (in shares)	99,990
Shares issued, price per share (in dollars per share) | $ / shares													$ 25.17
Restricted shares | January 1, 2018 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	137,810
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		964,518
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									237,800
New awards granted in the period (in shares)									0
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage									50.00%
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Issue Six, Seven, Eight | Share price
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage									2500.00%
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Issue Six, Seven, Eight | EBITDA and Cumulative Net Sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage									3750.00%